Note 9 - Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Other Liabilities [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Fixed payment arrangements	$8,337	$10,420
Employee retention credit	3,759	—
Operating lease liabilities	1,289	2,090
Other	106	1,555
Total other liabilities	13,491	14,065
Less: current portion of other liabilities	(8,962)	(7,090)
Total other liabilities, non-current	$4,529	$6,975